Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 66,297,730
Previously Paid Amount	0.00
Total Fee Amount	9,155.72
Total Offset Amount	0.00
Net Fee	9,155.72
Narrative - Max Aggregate Offering Price	$ 66,297,730
Final Prospectus	true